SUMMARY OF WARRANT ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants - Beginning balance	1,565,863	94,753
Average exercise price - Beginning balance	$ 0.25	$ 0.52
Number of warrants - Granted	1,185,308	1,662,716
Average exercise price - Granted	$ 1.45	$ 0.25
Number of warrants - Exercised/surrendered		(1,753)
Average exercise price - Exercised/Surrendered		$ 0.25
Number of warrants - Forfeited	8,839	189,853
Average exercise price - Forfeited	$ 0.25	$ 0.38
Number of warrants - Ending balance	2,742,332	1,565,863
Average exercise price - Ending balance	$ 0.77	$ 0.25
Weighted Average Remaining Contractual Term in Years - Ending	6 years 6 months 29 days	5 years 11 months 1 day
Number of warrants - Exercisable	1,527,994
Average exercise price - Exercisable as ending balance	$ 0.53
Weighted Average Remaining Contractual Term in Years - Exercisable as Ending	4 years 11 months 4 days
Weighted average exercise price, beginning balance	$ 0.40	$ 7.39
Number of Series A Shares Warrants, Granted
Weighted Average Exercise Price, Granted		$ 0.40
Number of Series A Shares Warrants, Forfeited
Weighted Average Exercise Price, Forfeited
Number of Series A Shares Warrants, Exercised
Weighted Average Exercise Price, Exercised	0.25	$ 0.54
Weighted average exercise price, ending balance	7.39	0.40
Freight App Inc [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Range Per Share, Beginning balance	0.00001	5.00
Exercise Price Range Per Share, Granted		0.00001
Exercise Price Range Per Share, Exercised		0.00001
Exercise Price Range Per Share, Exercised	0.00001	0.00001
Exercise Price Range Per Share, Ending balance	0.00001	0.00001
Freight App Inc [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Range Per Share, Beginning balance	10.38	10.38
Exercise Price Range Per Share, Granted		0.60
Exercise Price Range Per Share, Exercised		0.60
Exercise Price Range Per Share, Exercised	10.38	10.38
Exercise Price Range Per Share, Ending balance	$ 10.38	$ 10.38
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants - Beginning balance
Average exercise price - Beginning balance
Number of warrants - Beginning balance
Average exercise price - Exercisable as beginning balance
Number of warrants - Granted	650,000
Average exercise price - Granted	$ 0.001
Weighted Average Remaining Contractual Term in Years - Granted	5 years
Number of warrants - Exercised/surrendered	(499,751)
Average exercise price - Exercised/Surrendered	$ 0.001
Weighted Average Remaining Contractual Term in Years - Exercised/Surrendered	4 years 9 months
Number of warrants - Forfeited
Average exercise price - Forfeited
Weighted Average Remaining Contractual Term in Years - Forfeited
Number of warrants - Expired
Average exercise price - Expired
Weighted Average Remaining Contractual Term in Years - Expired
Number of warrants - Ending balance	150,249
Average exercise price - Ending balance	$ 0.001
Weighted Average Remaining Contractual Term in Years - Ending	4 years 8 months 26 days
Number of warrants - Exercisable	150,249
Average exercise price - Exercisable as ending balance	$ 0.001
Weighted Average Remaining Contractual Term in Years - Exercisable as Ending	4 years 8 months 26 days
Warrant [Member] | Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price Range Per Share, Exercised	$ 0.25
Exercise Price Range Per Share, Ending balance	$ 0.25
Common Stock [Member] | Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of series A shares warrants, Beginning balance	9,050	9,050
Number of Series A Shares Warrants, Forfeited
Number of Series A Shares Warrants, Exercised
Number of Series A Shares Warrants, Ending balance	9,050	9,050
Series Seed Preferred Warrants [Member] | Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of series A shares warrants, Beginning balance	7,224	7,224
Number of Series A Shares Warrants, Granted
Number of Series A Shares Warrants, Forfeited
Number of Series A Shares Warrants, Exercised
Number of Series A Shares Warrants, Ending balance	7,224	7,224
Series A Warrants [Member] | Freight App Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of series A shares warrants, Beginning balance	765,862
Number of Series A Shares Warrants, Granted		1,573,362
Number of Series A Shares Warrants, Forfeited
Number of Series A Shares Warrants, Exercised	(765,862)	(807,500)
Number of Series A Shares Warrants, Ending balance		765,862